CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 91.6%
COMMUNICATION SERVICES - 5.4%
Entertainment - 1.6%
Endeavor Group Holdings Inc., Class A Shares	659,980	$16,928,487	*
Zynga Inc., Class A Shares	2,833,910	28,622,491	*

Total Entertainment		45,550,978

Interactive Media & Services - 3.5%
Bumble Inc., Class A Shares	261,280	13,293,926	*
Match Group Inc.	319,250	50,846,948	*
Pinterest Inc., Class A Shares	434,900	25,615,610	*
VTEX, Class A Shares	519,200	12,720,400	*

Total Interactive Media & Services		102,476,884

Media - 0.3%
Klaviyo Inc.	304,189	10,154,254	*(a)(b)(c)

TOTAL COMMUNICATION SERVICES		158,182,116

CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.9%
Fox Factory Holding Corp.	172,768	27,908,943	*

Hotels, Restaurants & Leisure - 1.4%
Expedia Group Inc.	251,822	40,510,605	*

Household Durables - 1.1%
Cricut Inc., Class A Shares	622,762	21,254,867	*
Purple Innovation Inc.	439,450	11,575,113	*

Total Household Durables		32,829,980

Internet & Direct Marketing Retail - 3.1%
Chewy Inc., Class A Shares	238,830	19,990,071	*
Global-e Online Ltd.	160,770	11,196,023	*
MercadoLibre Inc.	38,132	59,817,668	*

Total Internet & Direct Marketing Retail		91,003,762

Specialty Retail - 6.9%
American Eagle Outfitters Inc.	1,316,060	45,364,588
Carvana Co.	177,724	59,992,513	*
Lowe’s Cos. Inc.	186,930	36,019,542
Ross Stores Inc.	406,241	49,841,708
Vroom Inc.	321,390	11,904,286	*

Total Specialty Retail		203,122,637

Textiles, Apparel & Luxury Goods - 1.9%
Crocs Inc.	406,080	55,149,725	*

TOTAL CONSUMER DISCRETIONARY		450,525,652

See Notes to Schedule of Investments.

ClearBridge Select Fund 2021 Quarterly Report	1

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 5.1%
Beverages - 2.7%
Constellation Brands Inc., Class A Shares	158,211	$35,493,056
Monster Beverage Corp.	458,510	43,246,663	*

Total Beverages		78,739,719

Food & Staples Retailing - 2.4%
Casey’s General Stores Inc.	117,205	23,172,601
Performance Food Group Co.	1,041,260	47,710,533	*

Total Food & Staples Retailing		70,883,134

TOTAL CONSUMER STAPLES		149,622,853

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Pioneer Natural Resources Co.	244,170	35,494,993

FINANCIALS - 6.3%
Banks - 2.8%
First Republic Bank	183,250	35,737,415
Truist Financial Corp.	835,650	45,484,429

Total Banks		81,221,844

Capital Markets - 1.7%
Edify Acquisition Corp., Class A Shares	464,230	4,489,104	*
KKR & Co. Inc.	722,851	46,088,980

Total Capital Markets		50,578,084

Diversified Financial Services - 1.1%
Altimeter Growth Corp., Class A Shares	696,920	7,443,106	*
Altimeter Growth Corp. 2, Class A Shares	675,000	6,709,500	*
Dragoneer Growth Opportunities Corp. II, Class A Shares	927,500	9,154,425	*
SVF Investment Corp., Class A Shares	928,090	9,048,877	*

Total Diversified Financial Services		32,355,908

Insurance - 0.7%
American Equity Investment Life Holding Co.	628,800	20,178,192

TOTAL FINANCIALS		184,334,028

HEALTH CARE - 11.0%
Biotechnology - 2.2%
Horizon Therapeutics PLC	388,560	38,863,771	*
Ultragenyx Pharmaceutical Inc.	208,460	16,641,362	*
Vertex Pharmaceuticals Inc.	43,240	8,716,319	*

Total Biotechnology		64,221,452

Health Care Equipment & Supplies - 1.6%
Insulet Corp.	173,000	48,386,370	*

See Notes to Schedule of Investments.

2	ClearBridge Select Fund 2021 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - 1.7%
Surgery Partners Inc.	912,652	$49,794,293	*

Health Care Technology - 0.8%
Teladoc Health Inc.	149,692	22,221,778	*

Life Sciences Tools & Services - 4.7%
Charles River Laboratories International Inc.	127,610	51,927,061	*
PerkinElmer Inc.	123,955	22,588,320
Syneos Health Inc.	705,206	63,235,822	*

Total Life Sciences Tools & Services		137,751,203

TOTAL HEALTH CARE		322,375,096

INDUSTRIALS - 12.4%
Aerospace & Defense - 1.0%
L3Harris Technologies Inc.	126,040	28,578,310

Air Freight & Logistics - 1.6%
XPO Logistics Inc.	345,220	47,878,562	*

Building Products - 1.5%
Trex Co. Inc.	452,588	43,946,295	*

Commercial Services & Supplies - 1.4%
Copart Inc.	277,087	40,731,789	*

Construction & Engineering - 1.1%
WillScot Mobile Mini Holdings Corp.	1,129,900	32,439,429	*

Electrical Equipment - 2.7%
nVent Electric PLC	596,350	18,850,623
Shoals Technologies Group Inc., Class A Shares	681,660	19,829,489	*
Vertiv Holdings Co.	1,413,090	39,623,044

Total Electrical Equipment		78,303,156

Road & Rail - 1.2%
Uber Technologies Inc.	834,720	36,276,931	*

Trading Companies & Distributors - 1.9%
H&E Equipment Services Inc.	456,887	15,547,865
MSC Industrial Direct Co. Inc., Class A Shares	471,460	42,040,088

Total Trading Companies & Distributors		57,587,953

TOTAL INDUSTRIALS		365,742,425

INFORMATION TECHNOLOGY - 27.9%
Electronic Equipment, Instruments & Components - 0.5%
Brain Corp.	263,750	1,550,850	*(a)(b)(c)
nLIGHT Inc.	414,440	14,376,924	*

Total Electronic Equipment, Instruments & Components		15,927,774

IT Services - 5.6%
Paymentus Holdings Inc., Class A Shares	286,600	8,311,400	*
Shopify Inc., Class A Shares	54,678	82,013,172	*

See Notes to Schedule of Investments.

ClearBridge Select Fund 2021 Quarterly Report	3

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
IT Services - (continued)
Twilio Inc., Class A Shares	43,520	$16,258,637	*
Wix.com Ltd.	193,203	57,698,144	*

Total IT Services		164,281,353

Semiconductors & Semiconductor Equipment - 1.6%
NVIDIA Corp.	110,880	21,620,491
ON Semiconductor Corp.	352,180	13,756,151	*
Universal Display Corp.	52,180	12,235,688

Total Semiconductors & Semiconductor Equipment		47,612,330

Software - 18.3%
Adobe Inc.	82,596	51,344,151	*
Confluent Inc., Class A Shares	191,430	7,502,142	*
Datadog Inc., Class A Shares	140,410	15,543,387	*
DataRobot Inc.	279,847	8,423,395	*(a)(b)(c)
DocuSign Inc.	354,799	105,744,294	*
Dynatrace Inc.	229,910	14,684,352	*
Fortinet Inc.	213,734	58,186,944	*
HubSpot Inc.	92,170	54,935,163	*
New Relic Inc.	221,474	15,299,424	*
ServiceNow Inc.	153,939	90,499,199	*
Sprout Social Inc., Class A Shares	284,553	25,279,688	*
Unity Software Inc.	146,810	15,726,287	*
Varonis Systems Inc.	372,110	22,773,132	*
Workday Inc., Class A Shares	170,060	39,862,064	*
Yext Inc.	923,756	12,036,541	*

Total Software		537,840,163

Technology Hardware, Storage & Peripherals - 1.9%
Apple Inc.	373,664	54,502,631

TOTAL INFORMATION TECHNOLOGY		820,164,251

MATERIALS - 1.2%
Construction Materials - 1.2%
Summit Materials Inc., Class A Shares	1,068,560	35,903,616	*

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Digital Realty Trust Inc.	188,848	29,112,808
Lamar Advertising Co., Class A Shares	394,690	42,073,954
SBA Communications Corp.	170,141	58,016,379

Total Equity Real Estate Investment Trusts (REITs)		129,203,141

See Notes to Schedule of Investments.

4	ClearBridge Select Fund 2021 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY			SHARES	VALUE

Real Estate Management & Development - 1.4%
CBRE Group Inc., Class A Shares			397,771	$38,368,991	*
Compass Inc., Class A Shares			214,700	2,932,802	*

Total Real Estate Management & Development				41,301,793

TOTAL REAL ESTATE				170,504,934

TOTAL COMMON STOCKS (Cost - $1,639,219,900)				2,692,849,964

	RATE
CONVERTIBLE PREFERRED STOCKS - 1.2%
INDUSTRIALS - 1.2%
Professional Services - 1.2%
Clarivate PLC (Cost - $38,029,804)	5.250%		404,700	36,787,230

PREFERRED STOCKS - 0.9%
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Caris Life Sciences Inc., Series C	—		837,315	8,800,181	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—		225,000	2,364,750	*(a)(b)(c)

TOTAL HEALTH CARE				11,164,931

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Brain Corp.	—		631,998	3,716,148	*(a)(b)(c)

Software - 0.4%
Pride Parent Inc.	—		405,087	10,680,793	*(a)(b)(c)

TOTAL INFORMATION TECHNOLOGY				14,396,941

TOTAL PREFERRED STOCKS (Cost - $16,812,592)				25,561,872

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Altimeter Growth Corp., Class A Shares		9/30/25	139,384	338,703	*
Dragoneer Growth Opportunities Corp., Class A Shares		8/14/25	183,082	298,424	*
Edify Acquisition Corp., Class A Shares		12/31/27	232,115	185,692	*
Soaring Eagle Acquisition Corp., Class A Shares		12/31/27	451,200	1,010,688	*
SVF Investment Corp., Class A Shares		12/31/27	185,618	245,016	*

TOTAL WARRANTS (Cost - $2,329,752)				2,078,523

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,696,392,048)				2,757,277,589

See Notes to Schedule of Investments.

ClearBridge Select Fund 2021 Quarterly Report	5

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	121,844,073	$121,844,073
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	30,461,018	30,461,018	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $152,305,091)			152,305,091

TOTAL INVESTMENTS - 99.0% (Cost - $1,848,697,139)			2,909,582,680
Other Assets in Excess of Liabilities - 1.0%			30,726,205

TOTAL NET ASSETS - 100.0%			$2,940,308,885

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $30,461,018 and the cost was $30,461,018 (Note 2).

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (1.6)%
INVESTMENTS IN UNDERLYING FUNDS - (1.2)%
ARK Next Generation Internet ETF (Proceeds - $(36,442,241))	(241,728)	$(35,666,967)

COMMON STOCKS - (0.4)%
INFORMATION TECHNOLOGY - (0.4)%
Software - (0.4)%
Monday.com Ltd. (Proceeds - $(10,430,508))	(47,880)	(10,595,365)*

TOTAL SECURITIES SOLD SHORT (Proceeds - $(46,872,749))		$(46,262,332)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

Abbreviation(s) used in this schedule:

ETF — Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Select Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$148,027,862	—	$10,154,254	$158,182,116
Information Technology	810,190,006	—	9,974,245	820,164,251
Other Common Stocks	1,714,503,597	—	—	1,714,503,597
Convertible Preferred Stocks	36,787,230	—	—	36,787,230
Preferred Stocks:
Health Care	—	—	11,164,931	11,164,931
Information Technology	—	—	14,396,941	14,396,941
Warrants	1,892,831	$185,692	—	2,078,523

Total Long-Term Investments	2,711,401,526	185,692	45,690,371	2,757,277,589

Short-Term Investments†	152,305,091	—	—	152,305,091

Total Investments	$2,863,706,617	$185,692	$45,690,371	$2,909,582,680

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†:
Investments in Underlying Funds	$35,666,967	—	—	$35,666,967
Common Stocks	10,595,365	—	—	10,595,365

Total Securities Sold Short	46,262,332	—	—	46,262,332

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2020	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Communication Services	—	—	—	$(13)	$10,154,267

9

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities	Balance as of October 31, 2020	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Information Technology	—	—	—	$398,263	$1,152,587
Preferred Stocks:
Health Care	$2,310,989	—	—	7,031,442	1,822,500
Information Technology	2,247,580	—	—	1,649,873	10,499,488

Total	$4,558,569	—	—	$9,079,565	$23,628,842

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3	Balance as of July 31, 2021	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2021[1]
Common Stocks:
Communication Services	—	—	—	$10,154,254	$(13)
Information Technology	—	$8,423,395	—	9,974,245	398,263
Preferred Stocks:
Health Care	—	—	—	11,164,931	7,031,442
Information Technology	—	—	—	14,396,941	1,649,873

Total	—	$8,423,395	—	$45,690,371	$9,079,565

1

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable input in the valuation obtained from independent third party pricing services or broker/dealer quotations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

10

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at October 31, 2020

		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$11,912,829	$130,091,705	130,091,705	$111,543,516	111,543,516

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,432	—	$30,461,018

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2021	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	263,750	3/21	$1,152,587	$1,550,850	$5.88	0.05%
Brain Corp., Preferred Shares	631,998	4/20, 11/20	3,334,103	3,716,148	5.88	0.13
Caris Life Sciences Inc., Series C, Preferred Shares	837,315	10/20	2,310,989	8,800,181	10.51	0.30
Caris Life Sciences Inc., Series D, Preferred Shares	225,000	5/21	1,822,500	2,364,750	10.51	0.08
DataRobot Inc., Common Shares	279,847	10/20	3,677,749	8,423,395	30.10	0.29
Klaviyo Inc., Common Shares	304,189	5/21	10,154,267	10,154,254	33.38	0.35
Pride Parent Inc., Preferred Shares	405,087	12/20	9,345,000	10,680,793	26.37	0.36

			$31,797,195	$45,690,371		1.56%

11